Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Taxes [Line Items]
Income tax rate	25.00%
Preferential tax treatment, description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019 and November 2022, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for three years, respectively, through November 2025. Universe Trade, another operating subsidiary of the Company in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years through December 2023. Universe Trade did not successfully renew its HNTE status at the end of December 2022 and, therefore, will be subject to the standard PRC enterprise income tax rate of 25% starting from January 2024. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2023, 2022 and 2021 were reported at a blended reduced rate as a result of certain of the PRC subsidiaries of the Company’s being approved as a HNTE and enjoying a 15% reduced income tax rate.
PRC corporate income taxes	$ 309,840	$ 694,955	$ 1,518,979
Tax holidays on net income per share	$ 0.09	$ 0.19	$ 0.48
Hong Kong [Member]
Taxes [Line Items]
Subject to profit taxes rate	16.50%